VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.3%
		Communication Services: 2.0%
44,800	(1),(2)	AMC Entertainment Holdings, Inc.	$1,103,872	0.2
28,400	(2)	Cars.com, Inc.	409,812	0.1
29,300	(2)	Cinemark Holdings, Inc.	506,304	0.1
43,300	(2)	Fluent, Inc.	90,064	0.0
23,600		Gray Television, Inc.	520,852	0.1
41,700	(2)	IDT Corp.	1,421,553	0.2
69,800	(2)	Imax Corp.	1,321,314	0.2
30,433	(2)	Liberty Latin America Ltd.	291,853	0.0
33,800	(2)	Liberty Latin America Ltd. - Class A	327,860	0.0
569,300	(2)	Liberty TripAdvisor Holdings, Inc.	1,167,065	0.2
64,500	(2)	Lions Gate Entertainment Corp. - Class A	1,048,125	0.2
94,800		National CineMedia, Inc.	240,792	0.0
19,100	(2)	Ooma, Inc.	286,309	0.0
17,900		Sinclair Broadcast Group, Inc.	501,558	0.1
77,300		TEGNA, Inc.	1,731,520	0.3
24,100	(2)	Yelp, Inc.	822,051	0.1
11,500	(2)	Ziff Davis, Inc.	1,112,970	0.2
			12,903,874	2.0

		Consumer Discretionary: 8.9%
5,150		Aaron's Co., Inc./The	103,412	0.0
18,200	(1)	Academy Sports & Outdoors, Inc.	717,080	0.1
64,051		Acushnet Holdings Corp.	2,578,693	0.4
57,100	(2)	American Axle & Manufacturing Holdings, Inc.	443,096	0.1
4,500	(2)	Asbury Automotive Group, Inc.	720,900	0.1
36,300		Bloomin Brands, Inc.	796,422	0.1
5,200		Boyd Gaming Corp.	342,056	0.1
27,210	(2)	Bright Horizons Family Solutions, Inc.	3,610,495	0.6
6,861	(2)	Brinker International, Inc.	261,880	0.0
48,545		Brunswick Corp.	3,926,805	0.6
25,033		Carter's, Inc.	2,302,786	0.4
3,300	(2)	CROCS, Inc.	252,120	0.0
7,450	(2)	Deckers Outdoor Corp.	2,039,586	0.3
6,500	(1)	Dillards, Inc.	1,744,535	0.3
6,900		Dine Brands Global, Inc.	537,855	0.1
9,283	(2)	Genesco, Inc.	590,492	0.1
4,500	(2)	G-III Apparel Group Ltd.	121,725	0.0
43,749	(2)	Goodyear Tire & Rubber Co.	625,173	0.1
5,750		Group 1 Automotive, Inc.	965,022	0.2
17,600	(1)	Guess?, Inc.	384,560	0.1
2,300	(2)	Helen of Troy Ltd.	450,432	0.1
11,700		Hibbett, Inc.	518,778	0.1
10,700	(1)	International Game Technology PLC	264,076	0.0
11,200		Kontoor Brands, Inc.	463,120	0.1
30,046		LCI Industries	3,119,075	0.5
107,929	(2)	Leslie's, Inc.	2,089,505	0.3
33,700		Lifetime Brands, Inc.	432,708	0.1
59,300		Macy's, Inc.	1,444,548	0.2
6,900		Marriott Vacations Worldwide Corp.	1,088,130	0.2
4,300	(2)	Meritage Homes Corp.	340,689	0.1
20,170	(2)	Monarch Casino & Resort, Inc.	1,759,429	0.3
13,500		Movado Group, Inc.	527,175	0.1
41,673	(2)	National Vision Holdings, Inc.	1,815,693	0.3
4,796	(2)	ODP Corp./The	219,801	0.0
3,500	(2)	Overstock.com, Inc.	154,017	0.0
7,300		Patrick Industries, Inc.	440,190	0.1
37,752	(2)	Planet Fitness, Inc.	3,189,289	0.5
12,700	(1),(2)	PLBY Group, Inc.	166,243	0.0
2,700		RCI Hospitality Holdings, Inc.	165,942	0.0
39,600		Rent-A-Center, Inc.	997,524	0.2
8,000	(2)	Scientific Games Corp.	470,000	0.1
9,900	(2)	SeaWorld Entertainment, Inc.	742,845	0.1
9,500		Shutterstock, Inc.	884,260	0.1
18,900		Signet Jewelers Ltd.	1,374,030	0.2
22,800	(1),(2)	Sonos, Inc.	643,416	0.1
25,680	(1)	Thor Industries, Inc.	2,021,016	0.3
92,900	(2)	Tri Pointe Homes, Inc.	1,865,432	0.3
9,000	(2)	Tupperware Brands Corp.	175,050	0.0
10,500	(2)	Universal Electronics, Inc.	328,020	0.0
159,172		Wendy's Company	3,497,009	0.6
10,200	(2)	WW International, Inc.	104,346	0.0
22,872	(1),(2)	Xometry, Inc.	840,546	0.1
13,500	(2)	Zumiez, Inc.	515,835	0.1
			56,172,862	8.9

		Consumer Staples: 4.9%
14,400		Andersons, Inc.	723,744	0.1
94,473	(2)	BJ's Wholesale Club Holdings, Inc.	6,387,320	1.0
3,400		Bunge Ltd.	376,754	0.1
17,949		Casey's General Stores, Inc.	3,556,953	0.6
39,300	(2)	Central Garden & Pet Co. - Class A - CENTA	1,602,654	0.2
700		Coca-Cola Consolidated, Inc.	347,795	0.1
17,400	(2)	Darling Ingredients, Inc.	1,398,612	0.2
29,100		Edgewell Personal Care Co.	1,067,097	0.2
25,400	(2)	elf Beauty, Inc.	656,082	0.1
2,400		Medifast, Inc.	409,872	0.1
101,264	(2)	Performance Food Group Co.	5,155,350	0.8
227,719		Primo Water Corp.	3,244,996	0.5
3,600	(2)	Seneca Foods Corp.	185,544	0.0
18,500		SpartanNash Co.	610,315	0.1
63,800	(2)	Sprouts Farmers Market, Inc.	2,040,324	0.3
17,400	(2)	United Natural Foods, Inc.	719,490	0.1
154,849		Utz Brands, Inc.	2,288,668	0.4
			30,771,570	4.9

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: 3.2%
62,100	(2)	Antero Resources Corp.	$1,895,913	0.3
7,400	(1)	Arch Resources, Inc.	1,016,612	0.2
48,400		Berry Corp.	499,488	0.1
31,900	(2)	ChampionX Corp.	780,912	0.1
14,300	(2)	CNX Resources Corp.	296,296	0.0
12,600		CVR Energy, Inc.	321,804	0.1
6,920	(2)	Delek US Holdings, Inc.	146,842	0.0
13,200	(2)	Green Plains, Inc.	409,332	0.1
33,500		Magnolia Oil & Gas Corp.	792,275	0.1
27,200		Matador Resources Co.	1,441,056	0.2
13,700	(2)	National Energy Services Reunited Corp.	115,080	0.0
50,600	(2)	Newpark Resources, Inc.	185,196	0.0
91,900	(2)	NexTier Oilfield Solutions, Inc.	849,156	0.1
3,500		Oasis Petroleum, Inc.	512,050	0.1
25,400	(2)	Oil States International, Inc.	176,530	0.0
88,300		Ovintiv, Inc.	4,774,381	0.8
32,600		Patterson-UTI Energy, Inc.	504,648	0.1
2,500	(2)	PBF Energy, Inc.	60,925	0.0
32,900		PDC Energy, Inc.	2,391,172	0.4
9,400	(2)	Peabody Energy Corp.	230,582	0.0
1,100	(2)	REX American Resources Corp.	109,560	0.0
71,900	(2)	Select Energy Services, Inc.	616,183	0.1
19,500		SFL Corp. Ltd.	198,510	0.0
11,500		SM Energy Co.	447,925	0.1
30,800		Solaris Oilfield Infrastructure, Inc.	347,732	0.1
138,900	(2)	Southwestern Energy Co.	995,913	0.2
			20,116,073	3.2

		Financials: 16.1%
11,100		Amalgamated Financial Corp.	199,467	0.0
7,064		American Equity Investment Life Holding Co.	281,924	0.1
6,882		Ameris Bancorp.	301,982	0.1
33,900		Ares Commercial Real Estate Corp.	526,128	0.1
74,511	(2)	AssetMark Financial Holdings, Inc.	1,657,870	0.3
10,400		Associated Banc-Corp.	236,704	0.0
9,400	(2)	Axos Financial, Inc.	436,066	0.1
14,400		Banc of California, Inc.	278,784	0.0
29,300		Bank of NT Butterfield & Son Ltd.	1,051,284	0.2
77,767		BankUnited, Inc.	3,418,637	0.5
4,300		Bar Harbor Bankshares	123,066	0.0
33,800		Blackstone Mortgage Trust, Inc.	1,074,502	0.2
27,900	(2)	Blucora, Inc.	545,445	0.1
6,900		BrightSpire Capital, Inc.	63,825	0.0
10,500		Business First Bancshares, Inc.	255,465	0.0
4,600		Byline Bancorp, Inc.	122,728	0.0
22,200		Cadence Bank	649,572	0.1
2,400		Capital Bancorp, Inc.	54,864	0.0
16,500		Capstar Financial Holdings, Inc.	347,820	0.1
5,100		Cathay General Bancorp.	228,225	0.0
3,100		Central Pacific Financial Corp.	86,490	0.0
7,700		CNO Financial Group, Inc.	193,193	0.0
1,300	(2)	Coastal Financial Corp./WA	59,475	0.0
35,430		Commerce Bancshares, Inc.	2,536,434	0.4
1,047		Community Trust Bancorp, Inc.	43,136	0.0
48,600		ConnectOne Bancorp, Inc.	1,555,686	0.3
16,300		Cowen, Inc.	441,730	0.1
18,392		Cullen/Frost Bankers, Inc.	2,545,637	0.4
15,200	(2)	Customers Bancorp, Inc.	792,528	0.1
14,700		CVB Financial Corp.	341,187	0.1
3,800		Dime Community Bancshares, Inc.	131,366	0.0
35,500	(2)	Donnelley Financial Solutions, Inc.	1,180,730	0.2
25,200	(1)	Ellington Financial, Inc.	447,300	0.1
1,021		Employers Holdings, Inc.	41,881	0.0
3,792		Enterprise Financial Services Corp.	179,400	0.0
27,700		Essent Group Ltd.	1,141,517	0.2
22,022		Evercore, Inc.	2,451,489	0.4
3,500		FB Financial Corp.	155,470	0.0
1,600		Federated Hermes, Inc.	54,496	0.0
11,200		Financial Institutions, Inc.	337,456	0.1
84,300		First BanCorp. Puerto Rico	1,106,016	0.2
3,000		First Bank/Hamilton NJ	42,660	0.0
117		First Citizens BancShares, Inc.	77,875	0.0
19,600		First Commonwealth Financial Corp.	297,136	0.1
2,233		First Community Bancshares, Inc.	62,993	0.0
111,748		First Financial Bancorp.	2,575,791	0.4
11,412		First Foundation, Inc.	277,197	0.0
106,994		First Hawaiian, Inc.	2,984,063	0.5
45,340		First Horizon Corp.	1,065,037	0.2
3,400		First Internet Bancorp	146,234	0.0
28,300		Flagstar Bancorp, Inc.	1,199,920	0.2
46,700		FNB Corp.	581,415	0.1
91,448	(2)	Focus Financial Partners, Inc.	4,182,832	0.7
2,300		FS Bancorp, Inc.	71,300	0.0
3,900		Great Southern Bancorp., Inc.	230,139	0.0
13,200	(2)	Green Dot Corp.	362,736	0.1
16,800		Hancock Whitney Corp.	876,120	0.1
13,950		Hanmi Financial Corp.	343,310	0.1
11,600		Hannon Armstrong Sustainable Infrastructure Capital, Inc.	550,188	0.1

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
11,500		HBT Financial, Inc.	$209,070	0.0
4,500		Heartland Financial USA, Inc.	215,235	0.0
13,100		Heritage Commerce Corp.	147,375	0.0
5,100		Home Bancshares, Inc./Conway AR	115,260	0.0
5,900		HomeStreet, Inc.	279,542	0.1
122,800		Investors Bancorp, Inc.	1,833,404	0.3
20,300		Kearny Financial Corp./MD	261,464	0.0
21,364		Kinsale Capital Group, Inc.	4,871,419	0.8
48,500		KKR Real Estate Finance Trust, Inc.	999,585	0.2
39,700		Ladder Capital Corp.	471,239	0.1
7,900		Lakeland Bancorp, Inc.	131,930	0.0
7,700		Luther Burbank Corp.	102,333	0.0
1,200		Merchants Bancorp/IN	32,856	0.0
6,100		Meta Financial Group, Inc.	335,012	0.1
2,400	(2)	Metropolitan Bank Holding Corp.	244,248	0.0
22,491		MFA Financial, Inc.	90,639	0.0
33,800		MGIC Investment Corp.	457,990	0.1
2,000		Mid Penn Bancorp, Inc.	53,620	0.0
2,000		MidWestOne Financial Group, Inc.	66,200	0.0
58,267		Moelis & Co.	2,735,636	0.4
10,413		Morningstar, Inc.	2,844,519	0.5
16,550	(2)	Mr Cooper Group, Inc.	755,839	0.1
800		MVB Financial Corp.	33,200	0.0
9,400		Navient Corp.	160,176	0.0
2,100		Nelnet, Inc.	178,479	0.0
22,800	(2)	NMI Holdings, Inc.	470,136	0.1
51,900		OceanFirst Financial Corp.	1,043,190	0.2
5,700		OFG Bancorp	151,848	0.0
37,000		Old National Bancorp.	606,060	0.1
5,508		Old Second Bancorp, Inc.	79,921	0.0
6,050		Origin Bancorp, Inc.	255,855	0.0
15,525		PacWest Bancorp	669,593	0.1
5,407		Peapack-Gladstone Financial Corp.	187,893	0.0
3,900		PennyMac Financial Services, Inc.	207,480	0.0
3,400		Peoples Bancorp., Inc.	106,454	0.0
3,300		Piper Sandler Cos	433,125	0.1
16,500		Popular, Inc.	1,348,710	0.2
21,800	(2)	PROG Holdings, Inc.	627,186	0.1
16,100		Provident Bancorp, Inc.	261,142	0.0
11,158		Provident Financial Services, Inc.	261,097	0.0
6,500		QCR Holdings, Inc.	367,835	0.1
56,100		Radian Group, Inc.	1,245,981	0.2
3,232		RBB Bancorp	75,920	0.0
17,200		Ready Capital Corp.	259,032	0.0
27,500		Redwood Trust, Inc.	289,575	0.1
1,300		Republic Bancorp., Inc.	58,422	0.0
47,505		RLI Corp.	5,255,478	0.8
6,500		Selective Insurance Group	580,840	0.1
16,208	(1)	ServisFirst Bancshares, Inc.	1,544,460	0.3
2,000		Sierra Bancorp.	49,960	0.0
13,282		Signature Bank	3,898,134	0.6
7,200		SmartFinancial, Inc.	184,176	0.0
938		South Plains Financial, Inc.	24,932	0.0
98,149		StepStone Group, Inc.	3,244,806	0.5
24,700		Stewart Information Services Corp.	1,497,067	0.2
9,350		Stifel Financial Corp.	634,865	0.1
14,300		Synovus Financial Corp.	700,700	0.1
22,300		TPG RE Finance Trust, Inc.	263,363	0.0
11,000		United Community Banks, Inc./GA	382,800	0.1
58,900		Valley National Bancorp	766,878	0.1
14,200		Veritex Holdings, Inc.	542,014	0.1
1,475		Virtus Investment Partners, Inc.	353,985	0.1
12,400		Walker & Dunlop, Inc.	1,604,808	0.3
7,900		Washington Federal, Inc.	259,278	0.0
7,408		Webster Financial Corp.	415,737	0.1
53,278		Western Alliance Bancorp.	4,412,484	0.7
43,414		Wintrust Financial Corp.	4,034,463	0.6
15,100		Zions Bancorp NA	989,956	0.2
			101,877,830	16.1

		Health Care: 15.7%
406	(2)	2seventy bio, Inc.	6,926	0.0
67,700	(1),(2)	Adagio Therapeutics, Inc.	308,712	0.1
62,600	(2)	AdaptHealth Corp.	1,003,478	0.2
5,900	(2)	Adaptive Biotechnologies Corp.	81,892	0.0
139,027	(2)	Agiliti, Inc.	2,933,470	0.5
233,000	(2)	Akebia Therapeutics, Inc.	167,271	0.0
16,800	(2)	Alector, Inc.	239,400	0.0
16,400	(2)	Allogene Therapeutics, Inc.	149,404	0.0
47,800	(2)	Allscripts Healthcare Solutions, Inc.	1,076,456	0.2
22,800	(2)	Alphatec Holdings, Inc.	262,200	0.0
156,600	(2)	Amicus Therapeutics, Inc.	1,483,002	0.2
44,200	(2)	AnaptysBio, Inc.	1,093,508	0.2
27,000	(2)	Angion Biomedica Corp.	57,240	0.0
17,400	(2)	Apyx Medical Corp.	113,622	0.0
17,800	(2)	Arrowhead Pharmaceuticals, Inc.	818,622	0.1
700	(2)	Arvinas, Inc.	47,110	0.0
3,200	(2)	Atara Biotherapeutics, Inc.	29,728	0.0
30,500	(2)	Axsome Therapeutics, Inc.	1,262,395	0.2
15,417		Azenta, Inc.	1,277,761	0.2
11,500	(1),(2)	Beam Therapeutics, Inc.	658,950	0.1
3,600	(2)	Biohaven Pharmaceutical Holding Co. Ltd.	426,852	0.1
1,220	(1),(2)	Bluebird Bio, Inc.	5,917	0.0
7,300	(2)	Blueprint Medicines Corp.	466,324	0.1

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
10,418	(2)	Bolt Biotherapeutics, Inc.	$28,545	0.0
9,000	(2)	Bridgebio Pharma, Inc.	91,350	0.0
9,600	(2)	Cara Therapeutics, Inc.	116,640	0.0
5,000	(2)	CareDx, Inc.	184,950	0.0
71,800	(2)	Catalyst Pharmaceuticals, Inc.	595,222	0.1
96,112	(2)	Certara, Inc.	2,064,486	0.3
8,022		Chemed Corp.	4,063,544	0.6
21,860	(2)	Chinook Therapeutics, Inc.	357,630	0.1
22,200	(2)	Coherus Biosciences, Inc.	286,602	0.0
134,334	(2)	Covetrus, Inc.	2,255,468	0.4
17,800	(2)	Cross Country Healthcare, Inc.	385,726	0.1
30,200	(2)	Cutera, Inc.	2,083,800	0.3
30,926	(1),(2)	Decibel Therapeutics, Inc.	94,015	0.0
62,737	(2)	Definitive Healthcare Corp.	1,546,467	0.2
535,900	(2)	Durect Corp.	358,999	0.1
72,406		Encompass Health Corp.	5,148,791	0.8
84,008	(2)	Envista Holdings Corp.	4,092,030	0.7
42,800	(2)	Fate Therapeutics, Inc.	1,659,356	0.3
74,800	(2)	Frequency Therapeutics, Inc.	158,576	0.0
4,600	(2)	Gritstone bio, Inc.	18,952	0.0
15,800	(2)	Hanger, Inc.	289,614	0.0
61,926	(2)	HealthEquity, Inc.	4,176,289	0.7
4,500	(2)	Heska Corp.	622,260	0.1
21,661	(2)	ICU Medical, Inc.	4,822,605	0.8
2,400	(2)	Inogen, Inc.	77,808	0.0
61,800	(2)	Inozyme Pharma, Inc.	252,762	0.0
3,100	(2)	Inspire Medical Systems, Inc.	795,739	0.1
14,500	(2)	Intellia Therapeutics, Inc.	1,053,715	0.2
18,400	(2)	iRhythm Technologies, Inc.	2,897,448	0.5
13,500	(2)	Jounce Therapeutics, Inc.	91,665	0.0
23,500	(1),(2)	Kronos Bio, Inc.	169,905	0.0
2,300	(2)	Kura Oncology, Inc.	36,984	0.0
22,300	(2)	Kymera Therapeutics, Inc.	943,736	0.2
36,027	(2)	Landos Biopharma, Inc.	53,140	0.0
165,300	(2)	Lannett Co., Inc.	130,240	0.0
7,600	(2)	Lantheus Holdings, Inc.	420,356	0.1
1,700	(2)	LHC Group, Inc.	286,620	0.0
11,600	(2)	MeiraGTx Holdings plc	160,660	0.0
6,800	(2)	Merit Medical Systems, Inc.	452,336	0.1
7,100	(2)	ModivCare, Inc.	819,269	0.1
44,267	(2)	Molecular Templates, Inc.	152,721	0.0
113,300	(2)	Mustang Bio, Inc.	114,433	0.0
35,700	(2)	Myriad Genetics, Inc.	899,640	0.1
8,100	(2)	Natera, Inc.	329,508	0.1
5,300		National Healthcare Corp.	372,219	0.1
13,400	(2)	Natus Medical, Inc.	352,152	0.1
31,959	(2)	Neogen Corp.	985,615	0.2
78,800	(2)	NextGen Healthcare, Inc.	1,647,708	0.3
22,700	(2)	NGM Biopharmaceuticals, Inc.	346,175	0.1
38,200	(2)	NuVasive, Inc.	2,165,940	0.3
12,400	(2)	Omnicell, Inc.	1,605,676	0.3
74,500	(2)	Option Care Health, Inc.	2,127,720	0.3
210,364	(2)	Ortho Clinical Diagnostics Holdings PLC	3,925,392	0.6
27,700	(2)	Orthofix Medical, Inc.	905,790	0.1
5,700	(1),(2)	Outset Medical, Inc.	258,780	0.0
20,600		Owens & Minor, Inc.	906,812	0.1
45,900	(2)	Personalis, Inc.	375,921	0.1
6,000		Phibro Animal Health Corp.	119,700	0.0
45,600	(1),(2)	PMV Pharmaceuticals, Inc.	949,392	0.2
50,418	(2)	Progyny, Inc.	2,591,485	0.4
12,900	(2)	PTC Therapeutics, Inc.	481,299	0.1
10,400	(2)	Quanterix Corp.	303,576	0.1
1,800	(2)	Radius Health, Inc.	15,894	0.0
33,100	(2)	Relay Therapeutics, Inc.	990,683	0.2
77,500	(2)	Revance Therapeutics, Inc.	1,511,250	0.2
25,200	(2)	REVOLUTION Medicines, Inc.	642,852	0.1
7,300	(2)	Sage Therapeutics, Inc.	241,630	0.0
17,300	(2)	Sarepta Therapeutics, Inc.	1,351,476	0.2
17,600	(2)	Schrodinger, Inc./United States	600,512	0.1
41,700		Select Medical Holdings Corp.	1,000,383	0.2
73,500	(1),(2)	Sera Prognostics, Inc.	278,565	0.0
21,600	(2)	SI-BONE, Inc.	488,160	0.1
11,700	(2)	SpringWorks Therapeutics, Inc.	660,348	0.1
22,400	(2)	Spruce Biosciences, Inc.	45,024	0.0
3,900	(2)	Sutro Biopharma, Inc.	32,058	0.0
51,522	(2)	Syneos Health, Inc.	4,170,706	0.7
8,000	(2)	TCR2 Therapeutics, Inc.	22,080	0.0
27,800	(2)	Tenet Healthcare Corp.	2,389,688	0.4
27,700	(2)	Tivity Health, Inc.	891,109	0.1
49,800	(2)	Travere Therapeutics, Inc.	1,283,346	0.2
9,700	(2)	Turning Point Therapeutics, Inc.	260,445	0.0
11,200	(2)	Vericel Corp.	428,064	0.1
60,900	(2)	Xencor, Inc.	1,624,812	0.3
1,400	(2)	Y-mAbs Therapeutics, Inc.	16,632	0.0
			98,977,911	15.7

		Industrials: 21.0%
55,400		ABM Industries, Inc.	2,550,616	0.4
42,250		ACCO Brands Corp.	338,000	0.1
51,517	(2)	Alaska Air Group, Inc.	2,988,501	0.5
62,539		Altra Industrial Motion Corp.	2,434,643	0.4
6,500		Apogee Enterprises, Inc.	308,490	0.1
34,570		Applied Industrial Technologies, Inc.	3,548,956	0.6
12,200		ArcBest Corp.	982,100	0.2
34,500		Argan, Inc.	1,400,355	0.2

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
17,700	(2)	Atkore, Inc.	$1,742,388	0.3
2,500	(2)	Avis Budget Group, Inc.	658,250	0.1
12,100		AZZ, Inc.	583,704	0.1
16,100		Barrett Business Services, Inc.	1,247,267	0.2
14,051	(2)	Beacon Roofing Supply, Inc.	832,943	0.1
22,450	(2)	Bloom Energy Corp.	542,167	0.1
11,100		Boise Cascade Co.	771,117	0.1
57,599		Brady Corp.	2,665,106	0.4
5,900		Brink's Co.	401,200	0.1
43,818	(2)	Builders FirstSource, Inc.	2,828,014	0.5
47,767	(2)	Casella Waste Systems, Inc.	4,186,778	0.7
18,900		Columbus McKinnon Corp.	801,360	0.1
15,500		Comfort Systems USA, Inc.	1,379,655	0.2
20,600	(2)	Cornerstone Building Brands, Inc.	500,992	0.1
48,700		Costamare, Inc.	830,335	0.1
41,073		Douglas Dynamics, Inc.	1,420,715	0.2
108,433	(2)	Driven Brands Holdings, Inc.	2,849,619	0.5
5,300	(2)	Ducommun, Inc.	277,667	0.0
13,400		EMCOR Group, Inc.	1,509,242	0.2
133,825	(2)	First Advantage Corp.	2,701,927	0.4
6,600	(2)	Fluor Corp.	189,354	0.0
3,400		Forward Air Corp.	332,452	0.1
126,212	(2)	Gates Industrial Corp. PLC	1,900,753	0.3
65,600	(2)	GMS, Inc.	3,264,912	0.5
48,500	(2)	Great Lakes Dredge & Dock Corp.	680,455	0.1
151,865	(1),(2)	Hayward Holdings, Inc.	2,523,996	0.4
14,300		Heidrick & Struggles International, Inc.	565,994	0.1
20,500		Herc Holdings, Inc.	3,425,345	0.5
230,486	(2)	Hillman Solutions Corp.	2,738,174	0.4
9,400		HNI Corp.	348,270	0.1
20,200	(2)	HUB Group, Inc.	1,559,642	0.2
86,647	(2)	IAA, Inc.	3,314,248	0.5
40,800		KBR, Inc.	2,232,984	0.4
6,900		Kelly Services, Inc.	149,661	0.0
11,100		Kforce, Inc.	821,067	0.1
62,438		Knight-Swift Transportation Holdings, Inc.	3,150,621	0.5
28,500		Korn Ferry	1,850,790	0.3
21,094		Landstar System, Inc.	3,181,608	0.5
37,918		Lincoln Electric Holdings, Inc.	5,225,480	0.8
21,500	(2)	Manitowoc Co., Inc./The	324,220	0.1
14,100	(2)	Mastec, Inc.	1,228,110	0.2
16,600	(2)	Meritor, Inc.	590,462	0.1
26,992		MillerKnoll, Inc.	932,843	0.1
2,300		Moog, Inc.	201,940	0.0
32,500	(2)	MRC Global, Inc.	387,075	0.1
33,126		MSA Safety, Inc.	4,395,820	0.7
6,900		Mueller Industries, Inc.	373,773	0.1
91,500	(2)	NOW, Inc.	1,009,245	0.2
3,300		Powell Industries, Inc.	64,086	0.0
22,500		Primoris Services Corp.	535,950	0.1
16,000		Quanex Building Products Corp.	335,840	0.1
26,000	(2)	Radiant Logistics, Inc.	165,620	0.0
22,516	(2)	RBC Bearings, Inc.	4,365,402	0.7
8,300	(2)	Resideo Technologies, Inc.	197,789	0.0
49,332		Ritchie Bros Auctioneers, Inc.	2,912,068	0.5
47,800		Rush Enterprises, Inc. - Class A	2,433,498	0.4
11,216		Simpson Manufacturing Co., Inc.	1,222,993	0.2
15,600	(2)	SP Plus Corp.	489,216	0.1
58,706	(2)	Stericycle, Inc.	3,458,958	0.6
12,500	(2)	Sterling Construction Co., Inc.	335,000	0.1
25,600		Terex Corp.	912,896	0.1
4,600		Tetra Tech, Inc.	758,724	0.1
5,100	(2)	Titan Machinery, Inc.	144,126	0.0
47,726		Toro Co.	4,080,096	0.6
8,700	(2)	TriNet Group, Inc.	855,732	0.1
22,800	(2)	TrueBlue, Inc.	658,692	0.1
10,500		UFP Industries, Inc.	810,180	0.1
11,492		Unifirst Corp.	2,117,746	0.3
1,100	(2)	Vectrus, Inc.	39,446	0.0
10,100	(2)	Veritiv Corp.	1,349,259	0.2
7,200		Wabash National Corp.	106,848	0.0
15,600		Watts Water Technologies, Inc.	2,177,604	0.3
18,800	(2)	Wesco International, Inc.	2,446,632	0.4
160,823	(2)	WillScot Mobile Mini Holdings Corp.	6,293,004	1.0
25,141		Woodward, Inc.	3,140,362	0.5
			132,589,168	21.0

		Information Technology: 12.1%
8,900		Advanced Energy Industries, Inc.	766,112	0.1
95,897	(2)	Allegro MicroSystems, Inc.	2,723,475	0.4
23,700	(2)	Alpha & Omega Co.	1,295,205	0.2
3,300	(2)	Ambarella, Inc.	346,236	0.1
39,900		Amkor Technology, Inc.	866,628	0.1
20,800	(2)	Asana, Inc.	831,376	0.1
8,898	(2)	Aspen Technology, Inc.	1,471,462	0.2
43,100	(2)	Avaya Holdings Corp.	546,077	0.1
17,900	(2)	Avid Technology, Inc.	624,173	0.1
24,780		Badger Meter, Inc.	2,470,814	0.4
48,400		Benchmark Electronics, Inc.	1,211,936	0.2
6,500	(2)	Blackbaud, Inc.	389,155	0.1
3,900	(2)	Blackline, Inc.	285,558	0.0
2,990	(1),(2)	BM Technologies, Inc.	25,564	0.0
23,058	(2)	Cerence, Inc.	832,394	0.1
99,103	(1),(2)	Clearwater Analytics Holdings, Inc.	2,081,163	0.3
8,618		CMC Materials, Inc.	1,597,777	0.3
3,766	(2)	Consensus Cloud Solutions, Inc.	226,450	0.0
11,300	(2)	Digital Turbine, Inc.	495,053	0.1
17,953	(1),(2)	DigitalOcean Holdings, Inc.	1,038,581	0.2
5,100	(2)	Diodes, Inc.	443,649	0.1

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
59,373	(2)	Duck Creek Technologies, Inc.	$1,313,331	0.2
88,400	(2)	eGain Corp.	1,023,672	0.2
42,128	(2)	Envestnet, Inc.	3,136,008	0.5
10,700	(2)	Fabrinet	1,124,891	0.2
29,019	(2)	Guidewire Software, Inc.	2,745,778	0.4
11,800	(2)	Ichor Holdings Ltd.	420,316	0.1
3,500	(2)	JFrog Ltd.	94,325	0.0
17,300	(1),(2)	Marathon Digital Holdings, Inc.	483,535	0.1
375	(1),(2)	MicroStrategy, Inc.	182,370	0.0
28,400	(2)	Mimecast Ltd.	2,259,504	0.4
27,433	(2)	nCino, Inc.	1,124,204	0.2
84,435	(2)	nLight, Inc.	1,464,103	0.2
25,073	(2)	Novanta, Inc.	3,567,637	0.6
9,200	(2)	OSI Systems, Inc.	783,104	0.1
15,700	(2)	PagerDuty, Inc.	536,783	0.1
70,708	(1),(2)	Paycor HCM, Inc.	2,058,310	0.3
9,000	(2)	PDF Solutions, Inc.	250,830	0.0
7,800	(2)	Perficient, Inc.	858,702	0.1
59,937		Power Integrations, Inc.	5,554,961	0.9
46,282	(2)	Q2 Holdings, Inc.	2,853,285	0.5
7,200	(2)	Rambus, Inc.	229,608	0.0
9,000	(2)	SailPoint Technologies Holding, Inc.	460,620	0.1
38,100	(2)	Sanmina Corp.	1,540,002	0.2
10,100	(2)	Scansource, Inc.	351,379	0.1
9,500	(2)	Semtech Corp.	658,730	0.1
38,200	(2)	SMART Global Holdings, Inc.	986,706	0.2
800	(2)	SPS Commerce, Inc.	104,960	0.0
67,200	(2)	Super Micro Computer, Inc.	2,558,304	0.4
800	(2)	Synaptics, Inc.	159,600	0.0
5,400	(2)	Tenable Holdings, Inc.	312,066	0.1
18,800		TTEC Holdings, Inc.	1,551,376	0.3
171,200	(2)	TTM Technologies, Inc.	2,537,184	0.4
13,900	(2)	Ultra Clean Holdings, Inc.	589,221	0.1
31,900	(2)	Unisys Corp.	689,359	0.1
63,800	(2)	Verint Systems, Inc.	3,298,460	0.5
39,700		Vishay Intertechnology, Inc.	778,120	0.1
17,800	(2)	Vishay Precision Group, Inc.	572,270	0.1
25,010	(2)	WEX, Inc.	4,463,035	0.7
800	(2)	Workiva, Inc.	94,400	0.0
41,500		Xperi Holding Corp.	718,780	0.1
70,900	(2)	Zuora, Inc.	1,062,082	0.2
			76,120,749	12.1

		Materials: 4.3%
11,200		AdvanSix, Inc.	572,208	0.1
10,300		Alcoa Corp.	927,309	0.1
44,696		Aptargroup, Inc.	5,251,780	0.8
19,600	(2)	Arconic Corp.	502,152	0.1
24,000		Avient Corp.	1,152,000	0.2
15,000		Cabot Corp.	1,026,150	0.2
1,700	(2)	Clearwater Paper Corp.	47,651	0.0
14,700	(2)	Cleveland-Cliffs, Inc.	473,487	0.1
31,500	(2)	Coeur Mining, Inc.	140,175	0.0
29,700		Commercial Metals Co.	1,236,114	0.2
22,100	(2)	Constellium SE	397,800	0.1
142,678	(2)	Diversey Holdings Ltd.	1,080,072	0.2
85,421		Ecovyst, Inc.	987,467	0.2
10,500		Greif, Inc. - Class A	683,130	0.1
14,900		HB Fuller Co.	984,443	0.2
17,100		Hecla Mining Co.	112,347	0.0
10,200	(2)	Ingevity Corp.	653,514	0.1
2,300		Koppers Holdings, Inc.	63,296	0.0
9,800		Louisiana-Pacific Corp.	608,776	0.1
4,000		Minerals Technologies, Inc.	264,600	0.0
103,736		Pactiv Evergreen, Inc.	1,043,584	0.2
18,217		Quaker Chemical Corp.	3,148,080	0.5
5,900		Schnitzer Steel Industries, Inc.	306,446	0.1
32,000		Schweitzer-Mauduit International, Inc.	880,000	0.1
2,500		Sensient Technologies Corp.	209,875	0.0
46,700		SunCoke Energy, Inc.	416,097	0.1
5,400		Trinseo PLC	258,768	0.0
30,500		Tronox Holdings PLC	603,595	0.1
86,168		Valvoline, Inc.	2,719,462	0.4
2,100		Warrior Met Coal, Inc.	77,931	0.0
2,300		Worthington Industries, Inc.	118,243	0.0
47,300	(2)	Zymergen, Inc.	136,697	0.0
			27,083,249	4.3

		Real Estate: 6.9%
2,000		Agree Realty Corp.	132,720	0.0
22,000		Alexander & Baldwin, Inc.	510,180	0.1
3,600		American Assets Trust, Inc.	136,404	0.0
63,787		American Campus Communities, Inc.	3,570,158	0.6
70,500		Apple Hospitality REIT, Inc.	1,266,885	0.2
19,000		Armada Hoffler Properties, Inc.	277,400	0.1
12,500		Broadstone Net Lease, Inc.	272,250	0.1
10,900		CareTrust REIT, Inc.	210,370	0.0
3,200		Centerspace	313,984	0.1
3,800	(2)	Chatham Lodging Trust	52,402	0.0
14,400		City Office REIT, Inc.	254,304	0.0
2,600		Community Healthcare Trust, Inc.	109,746	0.0
6,900		Corporate Office Properties Trust SBI MD	196,926	0.0
8,056		Cousins Properties, Inc.	324,576	0.1
41,539		CubeSmart	2,161,274	0.3
174,007	(2)	Cushman & Wakefield PLC	3,568,884	0.6
21,200	(2)	DiamondRock Hospitality Co.	214,120	0.0
86,100	(2)	DigitalBridge Group, Inc.	619,920	0.1
25,916		EastGroup Properties, Inc.	5,268,205	0.8
10,800		Essential Properties Realty Trust, Inc.	273,240	0.1
11,475		First Industrial Realty Trust, Inc.	710,417	0.1
17,300		Four Corners Property Trust, Inc.	467,792	0.1
2,400		Getty Realty Corp.	68,688	0.0

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: (continued)
10,400		Gladstone Commercial Corp.	$229,008	0.0
6,700		Global Medical REIT, Inc.	109,344	0.0
34,300	(1)	Healthcare Realty Trust, Inc.	942,564	0.2
1,700		Highwoods Properties, Inc.	77,758	0.0
19,800	(1)	Independence Realty Trust, Inc.	523,512	0.1
300		Innovative Industrial Properties, Inc.	61,620	0.0
1,053	(2)	Jones Lang LaSalle, Inc.	252,151	0.0
21,600		Kennedy-Wilson Holdings, Inc.	526,824	0.1
47,428		Kite Realty Group Trust	1,079,936	0.2
86,353		National Retail Properties, Inc.	3,880,704	0.6
22,100		National Storage Affiliates Trust	1,386,996	0.2
14,900		Necessity Retail REIT, Inc./The	117,859	0.0
4,000		NETSTREIT Corp.	89,760	0.0
93,100		Outfront Media, Inc.	2,646,833	0.4
20,100		Paramount Group, Inc.	219,291	0.0
12,000	(1)	Phillips Edison & Co., Inc.	412,680	0.1
17,300		Physicians Realty Trust	303,442	0.1
23,300		Piedmont Office Realty Trust, Inc.	401,226	0.1
20,600		Plymouth Industrial REIT, Inc.	558,260	0.1
21,900		PotlatchDeltic Corp.	1,154,787	0.2
15,000	(2)	Realogy Holdings Corp.	235,200	0.0
30,700		Retail Opportunity Investments Corp.	595,273	0.1
7,000		RLJ Lodging Trust	98,560	0.0
2,300		RMR Group, Inc.	71,530	0.0
29,995	(2)	Ryman Hospitality Properties	2,782,636	0.4
–	(2)	Sabra Healthcare REIT, Inc.	–	–
41,000		SITE Centers Corp.	685,110	0.1
23,400		STAG Industrial, Inc.	967,590	0.2
7,300	(2)	Summit Hotel Properties, Inc.	72,708	0.0
11,403	(2)	Sunstone Hotel Investors, Inc.	134,327	0.0
10,000		Terreno Realty Corp.	740,500	0.1
11,000		UMH Properties, Inc.	270,490	0.1
42,400	(2)	Xenia Hotels & Resorts, Inc.	817,896	0.1
			43,427,220	6.9

		Utilities: 2.2%
9,800		Brookfield Infrastructure Corp.	739,312	0.1
3,400		Chesapeake Utilities Corp.	468,384	0.1
19,100		Clearway Energy, Inc.-Class A	636,412	0.1
51,100		Clearway Energy, Inc.-Class C	1,865,661	0.3
3,300		Idacorp, Inc.	380,688	0.0
48,656		NorthWestern Corp.	2,943,201	0.5
89,625		Portland General Electric Co.	4,942,819	0.8
8,700		Southwest Gas Holdings, Inc.	681,123	0.1
7,600		Spire, Inc.	545,376	0.1
67,800	(1)	Via Renewables, Inc.	558,672	0.1
5,944		Vistra Corp.	138,198	0.0
			13,899,846	2.2

	Total Common Stock
	(Cost $525,477,517)		613,940,352	97.3

RIGHTS: –%
		Health Care: –%
28,260	(2),(3),(4)	Aduro Biotech, Inc. - CVR	–	–

	Total Rights
	(Cost $–)		–	–

	Total Long-Term Investments
	(Cost $525,477,517)		613,940,352	97.3

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.9%
		Repurchase Agreements: 3.0%
4,517,479	(5)	Bank of America Inc., Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $4,517,516, collateralized by various U.S. Government Agency Obligations, 2.000%-4.000%, Market Value plus accrued interest $4,607,829, due 02/01/36-03/01/52)	4,517,479	0.7
4,517,500	(5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/22, 0.29%, due 04/01/22 (Repurchase Amount $4,517,536, collateralized by various U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $4,607,850, due 04/25/22-12/20/71)	4,517,500	0.7

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
2,281,302	(5) Citadel Securities LLC, Repurchase Agreement dated 03/31/22, 0.33%, due 04/01/22 (Repurchase Amount $2,281,323, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $2,326,955, due 04/19/22-02/15/52)	$2,281,302	0.4
1,884	(5) Citibank N.A., Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $1,884, collateralized by various U.S. Government Securities, 0.000%-7.125%, Market Value plus accrued interest $1,922, due 04/07/22-02/15/50)	1,884	0.0
4,517,479	(5) RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $4,517,516, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $4,607,829, due 04/26/22-03/20/52)	4,517,479	0.7
2,879,150	(5) State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/22, 0.33%, due 04/01/22 (Repurchase Amount $2,879,176, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,936,735, due 01/15/25-02/15/51)	2,879,150	0.5

	Total Repurchase Agreements
	(Cost $18,714,794)	18,714,794	3.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.9%
18,472,774	(6) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.230%
	(Cost $18,472,774)	$18,472,774	2.9

	Total Short-Term Investments
	(Cost $37,187,568)	37,187,568	5.9

	Total Investments in Securities (Cost $562,665,085)	$651,127,920	103.2
	Liabilities in Excess of Other Assets	(20,249,501)	(3.2)
	Net Assets	$630,878,419	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2022, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of March 31, 2022.

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Common Stock*	$613,940,352	$–	$–	$613,940,352
Rights	–	–	–	–
Short-Term Investments	18,472,774	18,714,794	–	37,187,568
Total Investments, at fair value	$632,413,126	$18,714,794	$–	$651,127,920
Other Financial Instruments+
Futures	239,744	–	–	239,744
Total Assets	$632,652,870	$18,714,794	$–	$651,367,664

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2022, VY® JPMorgan Small Cap Core Equity Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Aduro Biotech, Inc. - CVR	10/6/2020	$–	$–
		$–	$–

At March 31, 2022, the following futures contracts were outstanding for VY® JPMorgan Small Cap Core Equity Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	52	06/17/22	$5,372,640	$239,744
			$5,372,640	$239,744

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $568,265,822.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$128,369,371
Gross Unrealized Depreciation	(45,267,529)

Net Unrealized Appreciation	$83,101,842